Consolidated shareholders’ equity - Summary of Treasury Shares Held (Details) - shares shares in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares (in shares)	13,450	8,200	11,020	8,280
% of share capital for the period	1.063%	0.65%	0.872%	0.658%